ADVANCES TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Advances to suppliers
Advances to suppliers	R$ 1,700,278	R$ 1,342,327
Current	108,146	59,564
Non current	1,592,132	1,282,763
Forestry development program and partnerships
Advances to suppliers
Advances to suppliers	1,592,132	1,282,763
Advance to suppliers - others
Advances to suppliers
Advances to suppliers	R$ 108,146	R$ 59,564